                                                          UNITED STATES
                                               SECURITIES AND EXCHANGE COMMISSION
                                                     WASHINGTON, D.C. 20549
                                                            FORM N-PX
                                              ANNUAL REPORT OF PROXY VOTING RECORD
                                                               OF
                                           REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                            811-2687

  NAME OF REGISTRANT:                                            VANGUARD MUNICIPAL BOND FUNDS

  ADDRESS OF REGISTRANT:                                         PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:                         ANNE E. ROBINSON

                                                                 PO BOX 876

                                                                 VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:            (610) 669-1000

  DATE OF FISCAL YEAR END:                                       OCTOBER 31

  DATE OF REPORTING PERIOD:                                      JULY 1, 2018 - JUNE 30, 2019

  FUND:   VANGUARD INTERMEDIATE-TERM TAX-EXEMPT FUND

  ISSUER:             Nuveen AMT-Free Municipal Credit Income Fund
  TICKER:             NVG                         CUSIP:    67071L809
  MEETING DATE:       8/8/2018                                                                                   FOR/AGAINST
  PROPOSAL:                                                            PROPOSED BY     VOTED?     VOTE CAST          MGMT

PROPOSAL #1c.1: ELECT DIRECTOR MARGO L. COOK                            ISSUER          YES          FOR             FOR

PROPOSAL #1c.2: ELECT DIRECTOR JACK B. EVANS                            ISSUER          YES          FOR             FOR

PROPOSAL #1c.3: ELECT DIRECTOR ALBIN F. MOSCHNER                        ISSUER          YES          FOR             FOR

PROPOSAL #1c.4: ELECT DIRECTOR WILLIAM C. HUNTER                        ISSUER          YES          FOR             FOR

PROPOSAL #1c.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER                     ISSUER          YES          FOR             FOR

                                                       SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD MUNICIPAL BOND FUNDS

  By:     /s/Mortimer J. Buckley

             Mortimer J. Buckley*

             Chief Executive Officer, President, and Trustee

  Date:   August 28, 2019
  *By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216. Incorporated by Reference.